Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Taxes [Line Items]
Current income taxes	$ 12,322,443	74,596,371	129,063,487	268,076,187
Deferred income tax expenses/(benefits)	36,676,080	222,025,987	(4,859,603)	84,302,034
Income tax expenses	$ 48,998,523	296,622,358	124,203,884	352,378,221